STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Risk Free Interest Rate	2.03%	2.30%	1.90%
Expected Volatility	433.91%	200.50%	199.20%
Expected Life (in years)	5 years	5 years	5 years
Dividend Yield	0.00%	0.00%	0.00%
Weighted average estimated fair value of options during the period	$ 0.25	$ 0.17	$ 0.07